Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	$ 2,917,300	$ 2,646,102
Less: accumulated depreciation	1,114,242	983,947
Property, plant and equipment, net	1,803,058	1,662,155
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	1,849,145	1,769,482
Transportation vehicles [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	396,526	237,255
Electronic devices [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	101,732	89,614
Office furniture and equipment [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	56,155	48,728
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	23,836
Building [Member]
Schedule of Property, Plant and Equipment [Abstract]
Total property plant and equipment, at cost	$ 489,906	$ 501,023